CONDENSED SEPARATE FINANCIAL INFORMATION OF VEON LTD (Tables)	12 Months Ended
Dec. 31, 2022
Condensed Financial Information Disclosure [Abstract]
Condensed statement of financial position
Condensed statement of financial position:
As of December 31

	2022	2021	2020
Non-current assets
Intangible assets	5	6	8
Tangible fixed assets	2	3	8
Financial fixed assets	760	690	138
Total non-current assets	767	699	154
Total current assets	78	119	320

Total assets	845	818	474

Equity	569	586	163
Total liabilities	276	232	311

Total equity and liabilities	845	818	474

Condensed income statement
Condensed income statement:
for the years ended December 31

	2022	2021	2020
Selling, general and administrative expenses	(103)	(86)	(101)
Other operating gains	—	—	—
Recharged expenses to group companies	10	(11)	3

Operating (loss) / profit	(93)	(97)	(98)
Finance income and (costs)	(1)	2	(2)
Share in result of subsidiaries after tax	(68)	773	(249)
Income tax	—	(4)	—
Total non-operating income and expenses	(69)	772	(251)

Profit / (loss) for the year	(162)	674	(349)

Condensed statements of comprehensive income	Condensed statements of comprehensive income: for the years ended December 31

	2022	2021	2020
Total comprehensive (loss) / profit for the year, net of tax	—	—	(800)

Condensed statement of cash flows
Condensed statement of cash flows:
for the years ended December 31

	2022	2021	2020

Net cash flows from operating activities	(108)	(27)	(13)

Investing activities
Receipt of dividends	—	—	—
Receipt of capital surplus from a subsidiary	—	(1)	317
Other cash flows from investing activities	—	3	—
Net cash flows used in investing activities	—	2	317

Financing activities
Proceeds from borrowings net of fees paid	60	—	—
Repayment of borrowings	—	—	—
Dividends paid to equity owners of the parent	—	—	(260)
Share capital issued and paid	—	—	—

Net cash flows generated from/(used in) financing activities	60	—	(260)

Net increase (decrease) in cash and cash equivalents	(48)	(25)	44
Net foreign exchange difference	—	—	—
Cash and cash equivalents at beginning of period	54	79	35
Cash and cash equivalents at end of period	6	54	79